K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

April 27, 2016

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409; 811-04325
Post-Effective Amendment No. 76

Ladies and Gentlemen:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Life Series Funds (“Trust”) is Post-Effective Amendment No. 76 to the Trust’s currently effective Registration Statement on Form N-1A (the “Registration Statement”) relating to the shares of beneficial interest in the First Investors Life Series Balanced Income Fund, First Investors Life Series Cash Management Fund, First Investors Life Series Covered Call Strategy Fund, First Investors Life Series Equity Income Fund, First Investors Life Series Fund For Income, First Investors Life Series Government Fund, First Investors Life Series Growth & Income Fund, First Investors Life Series International Fund, First Investors Life Series Investment Grade Fund, First Investors Life Series Limited Duration High Quality Bond Fund, First Investors Life Series Opportunity Fund, First Investors Life Series Real Estate Fund, First Investors Life Series Select Growth Fund, First Investors Life Series Special Situations Fund, and First Investors Life Series Total Return Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, under the 1933 Act. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission (“SEC”) Staff regarding the First Investors Life Series Covered Call Strategy Fund included in Post-Effective Amendment No. 75 to the Trust’s Registration Statement that was filed with the SEC on February 16, 2016; (2) update the Funds’ financial statements; and (3) make other non-material changes to the Funds’ prospectus and statement of additional information.

The Trust elects that this filing be effective on May 1, 2016, pursuant to Rule 485(b) under 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.